Discontinued Operation	12 Months Ended
Sep. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION
12.	DISCONTINUED OPERATION

In November 2018, the Company entered into an agreement with a third-party company (the “Buyer”) to dispose the battery cell production line. The production line was disposed in December 2018. After the disposal, the Company is no longer engaged in the manufacturing of battery cells. The disposal of the production line was treated as a discontinued operation for all years presented.

The assets and liabilities of the discontinued operation, which are included in “Current assets of discontinued operation” and “Current liabilities of discontinued operation”, on the Consolidated Balance Sheets, consist of the following:

	As of September 30,
	2019	2020
Assets of discontinued operation
Accounts receivable*	$112,921	$102,449
Total current assets	112,921	102,449
Total assets	$112,921	$102,449

Liabilities of discontinued operation
Accounts payable	307,782	314,756
Advance from customers	34,040	34,500
Other payable	272,262	283,622
Income tax payable	21,919	22,834
Total current liabilities	636,003	655,712
Total liabilities	$636,003	$655,712

*	The accounts receivables as of September 30, 2020 has been subsequently collected in November 2020.

The following are revenues and income from discontinued operation:

	For the years ended September 30,
	2018	2019	2020
Net revenues	$1,460,908	$2,511,527	$-
Cost of revenues	(1,731,605)	(2,011,797)	-
Loss on the disposal of the production line	-	(151,298)	-
(Loss) income from discontinued operation before income tax	(270,697)	348,432	-
Income tax (benefit) expense	(67,674)	87,108	-
(Loss) income from discontinued operation, net of income tax	$(203,023)	$261,324	$-